Share-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Subject to Options Outstanding Beginning Balance	204,303
Subject to Options Outstanding Granted	1,277,540
Subject to Options Outstanding Exercised	(3,000)
Subject to Options Outstanding Forfeited	(2,368)
Subject to Options Outstanding Ending Balance	1,476,475	204,303
Weighted Average Exercise Price Beginning Balance	$ 0.50
Weighted Average Exercise Price Granted	10.75
Weighted Average Exercise Price Exercised	0.50
Weighted Average Exercise Price Forfeited	0.50
Weighted Average Exercise Price Ending Balance	$ 9.35	$ 0.50
Weighted Average Remaining Contractual Life (Years)	9 years 4 months 24 days	9 years 7 months 6 days
Aggregate Intrinsic Value	$ 884
Previously Reported
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Subject to Options Outstanding Beginning Balance		215,625
Weighted Average Exercise Price Beginning Balance		$ 0.47
Revision of Prior Period, Reclassification, Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Subject to Options Outstanding Beginning Balance		(11,322)